CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 304,482		$ 230,445		$ 220,529
OPERATING EXPENSES (1)
Voyage and manufacturing expenses	(112,252)	[1]	(61,583)	[1]	(60,575)	[1]
Running costs	(112,355)	[1]	(89,339)	[1]	(80,032)	[1]
Depreciation and amortization	(39,144)	[1]	(34,371)	[1]	(41,752)	[1]
Administrative and commercial expenses	(29,604)	[1]	(27,051)	[1]	(25,065)	[1]
Loss on write-down of vessels	0	[1]	0	[1]	(25,000)	[1]
Other operating income, net	8,257	[1]	617	[1]	2,844	[1]
Operating expenses	(285,098)	[1]	(211,727)	[1]	(229,580)	[1]
Operating profit (loss)	19,384		18,718		(9,051)
OTHER INCOME (EXPENSES)
Financial expense	(35,426)		(25,925)		(24,248)
Foreign currency (losses) gains, net	(2,552)		(492)		1,011
Financial income	332		399		340
Gains on derivatives, net	(16)		10,474		241
Investment in affiliates	(1,073)		(341)		(28)
Other, net	(621)		(875)		(707)
Total other income (expenses)	(39,356)		(16,760)		(23,391)
(Loss) Income from continuing operations before income taxes	(19,972)		1,958		(32,442)
Income taxes benefit (expenses)	1,737		(6,363)		(5,355)
(Loss) from continuing operations	(18,235)		(4,405)		(37,797)
(Loss) from discontinued operations	0		(515)		(2,131)
Net (loss)	(18,235)		(4,920)		(39,928)
Net (loss) income attributable to noncontrolling interest	570		451		(90)
Net (loss) attributable to Ultrapetrol (Bahamas) Limited	(18,805)		(5,371)		(39,838)
Amounts attributable to Ultrapetrol (Bahamas) Limited:
(Loss) from continuing operations	(18,805)		(4,856)		(37,707)
(Loss) from discontinued operations	0		(515)		(2,131)
Net (loss) attributable to Ultrapetrol (Bahamas) Limited	$ (18,805)		$ (5,371)		$ (39,838)
(LOSS) PER SHARE OF ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED:
From continuing operations (in dollars per share)	$ (0.64)		$ (0.16)		$ (1.28)
From discontinued operations (in dollars per share)	$ 0		$ (0.02)		$ (0.07)
Basic and diluted earnings per share (in dollars per share)	$ (0.64)		$ (0.18)		$ (1.35)
Basic and diluted weighted average number of shares	29,547,365		29,525,025		29,426,429

[1]	Operating expenses included $4,622, $1,542 and $619 in 2011, 2010 and 2009, respectively, from related parties.